Related party transactions (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Due from related parties	$ 0	$ 2,239,875
Forasen Group Co., Ltd
Related Party Transaction [Line Items]
Due from related parties	$ 0	$ 2,239,875